Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	2.40%	2.30%	2.40%
Excess tax benefits from share-based compensation	(2.70%)	(1.00%)
Tax effects on foreign income	(1.00%)	(0.10%)	(0.30%)
Tax credits and other	(0.60%)	(0.20%)	(0.10%)
Repatriation transition tax	3.00%
Deferred tax impact of enacted tax rate changes	(6.30%)
Effective income tax rate attributable to Watsco, Inc.	29.80%	36.00%	37.00%
Taxes attributable to non-controlling interest	(3.80%)	(5.00%)	(5.40%)
Effective income tax rate	26.00%	31.00%	31.60%